Organization and Principal Activities (The VIE arrangements) (Details)	12 Months Ended
Dec. 31, 2012
Business operation agreements [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Technology consulting and services agreements [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Technology consulting and services agreements [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	3 years
Equity disposition agreements [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Loan agreements [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Variable Interest Entity, Ownership Percentage	100.00%
Equity pledge agreements [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Power of attorney [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Variable Interest Entity, Ownership Percentage	100.00%